Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share
Net loss, basic	$ (144,851)	$ (48,013)
Net loss, diluted	$ (1,448,851)	$ (48,013)
Weighted-average number of shares of common stock outstanding, basic	8,843,703	6,708,466
Weighted-average number of shares of common stock outstanding, diluted	8,843,703	6,708,466
Net loss per share, basic	$ (16.38)	$ (7.16)
Net loss per share, diluted	$ (16.38)	$ (7.16)